Intangible Assets (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
2014	140,221
2015	115,733
2016	82,509
2017	33,485
2018	12,235
Total	384,183